Note 7 - Mortgage Notes Payable - Scheduled Principal Payments of Mortgage Notes Payable (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Long-Term Debt, Maturity, Remainder of Fiscal Year	$ 7,032,975
Long-Term Debt, Maturity, Year One	29,091,117	$ 29,166,847
2022	18,303,975	16,892,476
2023	5,419,196	18,472,632
2024	1,645,496	1,783,291
Thereafter	64,949,341
Total	126,442,100	143,459,048
Office/Industrial and Retail Notes Payable [Member]
Long-Term Debt, Maturity, Remainder of Fiscal Year	882,006
Long-Term Debt, Maturity, Year One	16,382,167	16,871,952
2022	9,798,450	4,960,217
2023	1,514,611	10,055,657
2024	1,645,496	1,783,291
Thereafter	64,949,341
Total	95,172,071	110,814,919
Model Home Properies Notes Payable [Member]
Long-Term Debt, Maturity, Remainder of Fiscal Year	6,150,969
Long-Term Debt, Maturity, Year One	12,708,950	12,294,895
2022	8,505,525	11,932,259
2023	3,904,585	8,416,975
2024
Thereafter
Total	$ 31,270,029	$ 32,644,129